Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (9,934,113)	$ (5,746,508)	$ (11,731,266)	$ (676,038)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	799,591	239,934	637,990	76,928
Allowance for uncollected receivables	30,000		20,000
Write off of deferred financing fees	1,427,729
Change in fair value of warrant liabilities	(1,395,838)
Gain on debt extinguishment	(1,847,992)			(548,563)
Warrant exercised through services provided				100,000
Stock based compensation	1,262,090	4,284,468	4,878,655	18,750
Changes in operating assets and liabilities of the business
Prepaid expense and other current assets	(793,008)	(124,153)	(201,043)	(250)
Accounts receivable	(20,000)	500	(29,500)	(1,000)
Accounts payable	3,591,279	(224,141)	101,396	950,850
Accrued expenses	(1,730,320)	250,967	1,257,879
Other assets		67,370	8,850	(6,090)
Deferred revenue	(2,290)		2,290
Net cash used in operating activities	(8,612,872)	(1,251,563)	(5,054,749)	(85,413)
Cash flows from investing activities:
Purchase of property and equipment	(26,316)	(7,359)	(48,349)
Purchase of patents		(172,220)	(379,864)
Capitalized internal-use software costs	(73,414)	(144,448)	(453,709)
Asset acquisition		(257,113)	(257,113)
Net cash used in investing activities	(99,730)	(581,140)	(1,139,035)
Cash flows from financing activities:
Cash and cash equivalents acquired in connection with the reverse recapitalization	858,292
Proceeds from the sale of common stock	8,518,750		5,000,000
Proceeds from convertible notes		1,400,000	3,075,000
Proceeds from related party note		620,000	620,000
Proceeds received from option exercises		10,938	25,000
Proceeds received from warrant exercise	20,264	10,000	10,000	90,000
Payment of deferred financing costs	(858,292)	(36,934)	(711,859)
Payment of related party note	(80,000)		(120,000)
Advances to related parties		(31,565)	(159,464)	(13,685)
Proceeds received from related party advance repayments		146,337	138,110	11,108
Net cash provided by financing activities	8,459,014	2,118,776	7,876,787	87,423
Net increase in cash and cash equivalents	(253,588)	286,073	1,683,003	2,010
Cash and cash equivalents at the beginning of the period	1,685,013	2,010	2,010
Cash and cash equivalents at the end of the period	1,431,425	288,083	1,685,013	2,010
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Information
Stock-based compensation capitalized as part of capitalized software costs	205,154
Settlement of accounts payable into convertible note	1,900,000
Warrants exercise through settlement of accounts payable		30,000
Financing costs in accrued expenses	200,000
Cash paid for income taxes
Capitalized internal-use software costs in accrued expenses			54,756
Stock-based compensation capitalized as part of capitalized software costs			61,458
Conversion of convertible notes into common shares			3,075,000
Conversion of accounts payable and short-term debt into common shares			432,963	37,437
Property and equipment in accounts payable			2,326
Warrants exercise through settlement of accounts payable			40,000
Deferred financing costs in accounts payable			711,234
Deferred financing costs in accrued expenses			74,636
Fair value of common stock issued in connection with asset acquisition			$ 16,012,750
Property, Plant and Equipment [Member]
Supplemental Non-Cash Information
Property and equipment in accounts payable		45,701
Reseller Agreement [Member]
Supplemental Non-Cash Information
Issuance of common stock in connection with asset acquisition	13,475,000
Conversion of Accounts Payable and Debt [Member]
Supplemental Non-Cash Information
Issuance of common stock in connection with asset acquisition	322,008	432,963
Conversion of Accounts Payable [Member]
Supplemental Non-Cash Information
Issuance of common stock in connection with asset acquisition		1,400,000
Asset Acquisition [Member]
Supplemental Non-Cash Information
Issuance of common stock in connection with asset acquisition		$ 16,012,750